Commitments and contingencies	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Commitments and contingencies	12. COMMITMENTS AND CONTINGENCIES There were no commitments or contingencies in the Company for the current period.